JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, UV, AND V

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated August 8, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 28, 2025

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 28, 2025 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Medallion Variable Life
Accumulation SVUL	Medallion Variable Universal Life Edge
Accumulation Variable Universal Life	Medallion Variable Universal Life Edge II
Accumulation Variable Universal Life 08	Medallion Variable Universal Life Plus
Accumulation Variable Universal Life 2014	Performance Executive Variable Life
Accumulation Variable Universal Life 2019	Performance Survivorship Variable Universal Life
Accumulation Variable Universal Life 2021	Protection SVUL
Accumulation Variable Universal Life 2021 Core	Protection Variable Universal Life
Accumulation Variable Universal Life 2025	Protection Variable Universal Life 09
Accumulation Variable Universal Life 2025 Employer Market	Protection Variable Universal Life 2012
Corporate VUL	Protection Variable Universal Life 2017
Corporate VUL 05	Protection Variable Universal Life 2021
Corporate VUL 08	Protection Variable Universal Life 2023
Flex V1	Simplified Life
Flex V2	Variable Estate Protection
Medallion Executive Variable Life	Variable Estate Protection Edge
Medallion Executive Variable Life II	Variable Estate Protection Plus
Medallion Executive Variable Life III

Effective immediately, the “M Large Cap Growth Fund” subadviser listed in the “Appendix: Portfolio’s Available Under the Policy” section of the prospectus is as follows:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)
			1-Year	5-Year	10-Year
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund - Series M M Financial Investment Advisers, Inc./Federated MDTA LLC	0.58%	25.50	14.12	13.87

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 08/2025
333-164150	333-164166	333-141692	333-248502	333-131139
333-164156	333-164167	333-152406	333-254210	333-131134
333-164154	333-164168	333-157212	333-265436	333-141693
333-164155	333-164171	333-179570	333-266659	333-152407
333-164158	333-164173	333-193994	333-281927	333-152408
333-164159	333-164175	333-194818	333-281928	333-157213
333-164160	333-164176	333-217721	333-126668	333-179571
333-164161	333-85284	333-233647	333-152409	333-235396
333-164162	333-124150	333-236446	333-127543	333-238712
333-164164